                                                                               .
                                                                               .
                                                                               .


        AIM COMBINATION STOCK & BOND FUNDS                INVESCO Technology Fund - Institutional Class
                                                            Supplement dated January 16, 2004 to the
    INVESCO Core Equity Fund - Investor Class,                 Prospectus dated November 20, 2003,
                Class A, B, C and K                           as supplemented December 4, 2003 and
    INVESCO Total Return Fund - Investor Class,                         December 16, 2003
                Class A, B, C and K
     Supplement dated January 16, 2004 to the
        Prospectus dated November 25, 2003,                              AIM STOCK FUNDS
       as supplemented December 4, 2003 and
                December 16, 2003                       INVESCO Dynamics Fund - Investor Class, Class A,
                                                                           B, C and K
    INVESCO Total Return - Institutional Class           INVESCO Small Company Growth Fund - Investor
     Supplement dated January 16, 2004 to the                      Class, Class A, B, C and K
        Prospectus dated November 25, 2003,               INVESCO S&P 500 Index Fund - Investor Class
         as supplemented December 4, 2003                   Supplement dated January 16, 2004 to the
               and December 16, 2003                           Prospectus dated November 25, 2003,
                                                                as supplemented December 4, 2003,
                                                             December 15, 2003 and December 16, 2003
            AIM COUNSELOR SERIES TRUST

     INVESCO Advantage Health Sciences Fund -            INVESCO Mid-Cap Growth Fund -Class A, B, C and
                 Class A, B, and C                                              K
     Supplement dated January 16, 2004 to the               Supplement dated January 16, 2004 to the
        Prospectus dated November 25, 2003,                    Prospectus dated November 25, 2003,
         as supplemented December 4, 2003,                      as supplemented December 4, 2003,
     December 15, 2003 and December 16, 2003                 December 15, 2003 and December 16, 2003


   INVESCO Multi-Sector Fund - Class A, B, and C           INVESCO Dynamics Fund - Institutional Class
     Supplement dated January 16, 2004 to the                   Supplement dated January 16, 2004
        Prospectus dated November 25, 2003,                to the Prospectus dated November 25, 2003,
       as supplemented December 4, 2003 and                     as supplemented December 4, 2003,
                 December 16, 2003                           December 15, 2003 and December 16, 2003

                                                       INVESCO Mid-Cap Growth Fund - Institutional Class
                 AIM SECTOR FUNDS                           Supplement dated January 16, 2004 to the
                                                               Prospectus dated November 25, 2003,
INVESCO Energy Fund - Investor Class, Class A, B,               as supplemented December 4, 2003,
                      C and K                                December 15, 2003 and December 16, 2003
INVESCO Financial Services Fund - Investor Class,
                Class A, B, C and K                     INVESCO S&P 500 Index Fund - Institutional Class
  INVESCO Gold & Precious Metals Fund - Investor            Supplement dated January 16, 2004 to the
              Class, Class A, B and C                          Prospectus dated November 25, 2003,
     INVESCO Health Sciences Fund - Investor                    as supplemented December 4, 2003,
            Class, Class A, B, C and K                      December 15, 2003 and December 16, 2003
 INVESCO Leisure Fund - Investor Class, Class A, B,
                      C and K
    INVESCO Technology Fund - Investor Class,                     AIM TREASURER'S SERIES TRUST
                Class A, B, C and K
 INVESCO Utilities Fund - Investor Class, Class A, B      INVESCO Treasurer's Money Market Reserve Fund
                       and C                               INVESCO Treasurer's Tax-Exempt Reserve Fund
     Supplement dated January 16, 2004 to the               Supplement dated January 16, 2004 to the
        Prospectus dated November 20, 2003,                    Prospectus dated November 25, 2003,
        as supplemented November 20, 2003,                    as supplemented December 4, 2003 and
      December 4, 2003 and December 16, 2003                            December 16, 2003

   INVESCO U.S. Government Money Fund - Investor                 AIM INTERNATIONAL MUTUAL FUNDS
                      Class
     Supplement dated January 16, 2004 to the          INVESCO International Core Equity Fund - Investor
       Prospectus dated November 25, 2003,                         Class, Class A, B, C and R
       as supplemented December 4, 2003 and                 Supplement dated January 16, 2004 to the
                December 16, 2003                              Prospectus dated November 25, 2003,
                                                                as supplemented December 4, 2003,
                                                            December 15, 2003 and December 16, 2003





The information below applies to all AIM and INVESCO funds that offer Class B shares, with the exception of AIM Floating Rate Fund.

           Effective February 2, 2004, purchase orders for Class B shares will be limited to amounts of $100,000 or less. This means that the maximum amount that you may invest in any one account in Class B shares at one time is $100,000. Any purchase order for Class B shares in excess of $100,000 will be rejected. Although we are unable to monitor or enforce this new limitation for underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts, we have advised the brokers and administrators or sponsors of such accounts of this new limitation.

           For additional information regarding purchases and redemptions, including other limitations on purchasing Class B shares, see the "HOW TO BUY SHARES" section of the prospectus.

           If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

The following replaces in its entirety the first sentence appearing under the heading "HOW TO BUY SHARES - REDEMPTION FEE" in the prospectus of each INVESCO fund:

         "You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following Funds (either by selling or exchanging to another AIM Fund or INVESCO Fund) within 30 days of their purchase:

         AIM Asia Pacific Growth Fund            AIM Global Value Fund
         AIM Developing Markets Fund             AIM International Emerging Growth Fund
         AIM European Growth Fund                AIM International Growth Fund
         AIM European Small Company Fund         AIM High Yield Fund
         AIM Global Aggressive Growth Fund       AIM Trimark Fund
         AIM Global Growth Fund                  INVESCO International Core Equity Fund
         AIM Global Trends Fund                  INVESCO S&P 500 Index Fund"

This supplement provides additional information concerning the matters discussed in the supplement dated December 16, 2003 (the "Prior Supplement").

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, prior to November 25, 2003, the investment advisor to the INVESCO Funds.

As discussed in the Prior Supplement, on December 2, 2003 each of the Securities Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO, and on December 2, 2003 the State of Colorado filed civil proceedings against INVESCO. The civil proceedings allege that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds.

In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from AIM relating to market timing activity by certain investors in the AIM Funds.

The independent trustees of the AIM/INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

AMVESCAP recently found, in its ongoing review, situations in which the procedures designed to guard against the potential adverse impact of frequent trading and illegal late trading through intermediaries were not completely effective. These findings were based, in part, on an extensive economic analysis by outside experts who examined the impact of these activities.

In light of these findings, AMVESCAP has agreed that any AIM or INVESCO Fund harmed by the activities of accommodated market timers will receive full restitution. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

AMVESCAP has informed regulators of its most recent findings and is seeking to resolve both the pending enforcement actions against INVESCO and the ongoing investigations with respect to AIM.

The Prior Supplement identifies multiple lawsuits that have been filed against certain INVESCO Funds, AIM Funds, INVESCO, A I M Management Group Inc., the parent of AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, and that have been served as of December 16, 2003. The following list identifies additional lawsuits that have been served as of January 15, 2004:

         o Steven B. Ehrlich, et al., v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003.

         o Joseph R. Russo, Individually and On Behalf of All Others Similarly Situated, v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003.

         o Miriam Calderon, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP, PLC, et al., in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003.

         o Pat B. Gorsuch and George L. Gorsuch v. INVESCO Funds Group, Inc. and A I M Advisors, Inc., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003.

The Ehrlich and Gorsuch lawsuits allege a variety of theories of recovery and seek a variety of remedies, which are generally identified in the Prior Supplement. The Calderon lawsuit alleges as a theory of recovery the violation of various provisions of the Employee Retirement Income Security Act ("ERISA") and seeks as a remedy various corrective measures under ERISA, among other remedies identified in the Prior Supplement. The Gorsuch lawsuit seeks as a remedy that the advisory agreement with AIM be rescinded and/or declared unenforceable or void and that all advisory fees received during the past year be refunded, among other remedies identified in the Prior Supplement.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.